Organization	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization
1.	ORGANIZATION

Autohome Inc., formerly known as Sequel Limited (the “Company”), was incorporated under the laws of the Cayman Islands on June 23, 2008. Upon incorporation, the Company was 100% owned by Telstra Holdings Pty Ltd. (“Telstra”). On June 27, 2008 (the “Acquisition date”), the Company acquired Cheerbright International Holdings Ltd. (“Cheerbright”), China Topside Co., Ltd. (“China Topside”), and Norstar Advertising Media Holdings Co., Ltd. (“Norstar”), and their respective wholly foreign-owned enterprises (“WFOEs”) and variable interest entities (“VIEs”). Subsequent to the acquisition, the Company was owned 55% by Telstra, and 45% by the selling shareholders of Cheerbright, China Topside and Norstar. The Company, through its subsidiaries and VIEs (as disclosed in the table below), is principally engaged in the provision of online advertising and dealer subscription services in the People’s Republic of China (the “PRC”). In May 2012, Telstra acquired additional ordinary shares of the Company from other shareholders.

On June 14, 2011, the Company incorporated, under the laws of the Cayman Islands, a wholly-owned subsidiary, Sequel Media Inc. (“Sequel Media”). On June 30, 2011 the Company contributed all the shares of the entities that provided online advertising services to manufacturers and retailers in the information technology industry (collectively the “Distributed Entities”) to Sequel Media. On June 30, 2011, the Company distributed all the shares of Sequel Media to its shareholders. Accordingly, pursuant to ASC 205-20, Discontinued Operations, the Distributed Entities have been accounted for as a discontinued operation whereby the results of operations of these businesses have been eliminated from the results of continuing operations and reported in discontinued operations for all years presented (Note 14).

On October 8, 2011, the Shijiazhuang Industry and Commercial Bureau Company approved the termination of the business license of Shijiazhuang XinFeng Advertising Co., Ltd., formally dissolving the legal entity.

On November 4, 2013, the Company and Telstra entered into a Share Purchase Agreement with West Crest Limited, its sole shareholder and the other shareholders of the Company. Pursuant to the agreement, the Company and Telstra purchased 3,856,564 and 2,828,147 ordinary shares of the Company held by West Crest Limited for US$75 million and US$55 million, respectively, in cash to be paid in two instalments (“West Crest Limited Share Purchase”). The selling shareholder has resigned from the board of directors upon signing of the agreement. On November 15, 2013, the Company decided to retire the treasury stock purchased from West Crest.

The Company successfully completed its IPO and listing of 8,993,000 American Depositary Shares (“ADSs”) on the New York Stock Exchange on December 11, 2013, and raised net proceeds of US$142,590 from the offering. Each ADS represents one ordinary share. Upon the effectiveness of the IPO registration statement on December 11, 2013, the Company’s dual-class ordinary share structure came into effect (Note 15). Upon completion of the IPO on December 11, 2013, the Company had 105,136,436 ordinary shares outstanding comprised of 36,347,496 Class A ordinary shares and 68,788,940 Class B ordinary shares. Telstra remains our controlling shareholder holding 65.4% of the total equity interest and voting rights, respectively in the Company as of December 31, 2013.

As of December 31, 2013, the Company’s subsidiaries and VIEs where Autohome WFOE is the primary beneficiary include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries
Cheerbright International Holdings, Ltd (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%	Investment holding
Autohome (Hong Kong) Ltd. (“Autohome HK”)	March 16, 2012	Hong Kong	100%	Provision of online advertising services
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%	Provision of online advertising services
Beijing Cheerbright Technology Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%	Provision of technical and consulting services

Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%	Provision of online advertising services
Beijing Autohome Software Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services

Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services

Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%	Provision of online advertising services
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%	Provision of online advertising services

VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—	Provision of online advertising services
Shanghai Youche Youjia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—	Provision of online advertising services
Guangzhou Youche Youjia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—	Provision of online advertising services

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”. The Group provides online advertising and dealer subscription services through its internet sites. These services are offered to automakers and dealers, and advertising agencies that represent automakers and dealers in the automobile industry. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of internet content and online advertising businesses. To comply with these foreign ownership restrictions, the Company and its subsidiary operate websites and provide online advertising services and dealer subscription services in the PRC through VIEs. The paid-in capital of the VIEs was funded by the Company’s Autohome WFOE through loans extended to the VIEs’ shareholders (“Nominee Shareholders”). The effective control of the VIEs is held by Autohome WFOE, through a series of contractual arrangements (the “Contractual Arrangements”). As a result of the Contractual Arrangements, Autohome WFOE maintains the ability to control the VIEs, is entitled to substantially all of the economic benefits from the VIEs and is obligated to absorb all of the VIE’s expected losses.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Autohome WFOE. In addition, through the Contractual Arrangements the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of the VIEs through Autohome WFOE.

Thus, the Company is also considered the primary beneficiary of the VIEs through Autohome WFOE. As a result of the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10 (“ASC 810-10”) Consolidation: Overall.

The following is a summary of the Contractual Arrangements:

Exclusive technical consulting and service agreements

Pursuant to the exclusive technical consulting and service agreements that have been entered into by the WFOE and the VIEs, the VIEs have engaged the WFOE as their exclusive provider of technical support and management consulting services. The VIEs shall pay to the WFOE service fees determined based on the revenues of the VIEs. The service fees can be adjusted by the WFOE unilaterally. The WFOE shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has a 30 year term that can be automatically extended for another 10 years at the option of the WFOE. The agreement can only be terminated mutually by the parties in writing. During the term of the agreement, the VIEs may not enter into any agreement with third parties for the provision of any technical or management consulting services without prior consent of the WFOE.

Loan agreements

Pursuant to the loan agreements between the Nominee Shareholders of the VIEs and the WFOE, the WFOE granted interest free loans for the Nominee Shareholders’ contributions to the VIEs. The term of the loan is indefinite until the WFOE requests repayment. The manner and timing of the repayment shall be at the sole discretion of the WFOE and at the WFOE’s option may be in the form of transferring the VIEs’ equity interest to the WFOE or its designated persons.

Exclusive equity option agreements

Pursuant to the exclusive option agreements, entered into between the Nominee Shareholders of the VIEs and the WFOE, the Nominee Shareholders jointly and severally granted to the WFOE an option to purchase their equity interests in the VIEs. The purchase price will be offset against the loan repayments under the loan agreements. If the transfer price of the equity interest is greater than the loan amount, the Nominee Shareholders are required to immediately return the received transfer price in excess of the loan amount to the WFOE or any person designated by the WFOE. The WFOE may exercise such option at any time until it has acquired all equity interests of the VIEs or freely transfer the option to any third party and such third party may assume the right and obligations of the option agreement. The exclusive equity option agreements have an indefinite term and will terminate at the earlier of i) the date on which all of the equity interests have been transferred to the WFOE or any person designated by the WFOE; or ii) the unilateral termination by the WFOE.

Equity interest pledge agreements

Pursuant to the equity interest pledge agreements entered into between the Nominee Shareholders of the VIEs and the WFOE, the Nominee Shareholders pledged all of their equity interests in the VIEs to the WFOE as collateral for all of their payments due to the WFOE and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the VIEs without the WFOE’s preapproval. The WFOE is entitled to transfer or assign in full or in part the shares pledged. In the event of default, the WFOE as the pledgee will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. There have been no dividends or distributions from inception to date. The equity interest pledge agreements have an indefinite term and will terminate after all the obligations under these agreements have been satisfied in full or the pledged equity interests have been transferred to the WFOE or its designees.

Power of attorney agreements

Pursuant to the power of attorney agreements signed between the Nominee Shareholders of the VIEs and the WFOE, the Nominee Shareholders have given the WFOE an irrevocable proxy to act on their behalf on all matters pertaining to the VIEs and to exercise all of their rights as shareholders of the VIEs, including the right to attend shareholders meetings, to exercise voting rights and to transfer all or a part of his equity interests in the VIEs.

In June 2011, the Contractual Arrangements were supplemented with the following terms:

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With respect to the exclusive equity option agreements, in the event of liquidation or dissolution of the VIEs, all assets shall be sold to the WFOE at the lowest selling price permitted by applicable PRC law, and any proceeds from the transfer and any residual interests in the VIEs shall be remitted to the WFOE immediately;

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With respect to the exclusive equity option agreements, dividends and distributions are not permitted without the prior consent of the WFOE, to the extent there is a dividend or distribution, the Nominee Shareholders will remit the amounts in full to the WFOE immediately;

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With respect to the exclusive technical consulting and service agreements and loan agreements, the WFOE shall provide the necessary financial support to the VIEs whether or not the VIEs incur any losses, and not request for repayment if the VIEs are unable to do so.

The following table sets forth the assets, liabilities, and net assets of the VIEs:

	December 31,
	2012	2013
	RMB	RMB	US$
Current assets	467,689	577,529	95,401
Non-current assets	1,591,626	1,606,709	265,409

Total assets	2,059,315	2,184,238	360,810

Current liabilities	418,471	493,710	81,555
Non-current liabilities	23,033	33,069	5,463

Total liabilities	441,504	526,779	87,018

Net assets	1,617,811	1,657,459	273,792

The VIEs contributed substantially all of the Group’s consolidated net revenue and operating cash flows for the year ended December 31, 2012 and 2013. The revenue-producing assets that are held by the VIEs comprise of customer relationships, trademarks, websites, domain names and servers.

The current liabilities of the VIEs included amounts due to Autohome WFOE and Autohome HK as well as intercompany balances between the VIEs of RMB163,904 and RMB20,323 (US$3,357), for the years ended December 31, 2012 and 2013, respectively, both of which were eliminated upon consolidation by the Company. There was no pledge or collateralization of the VIEs’ assets and the WFOE has not provided any financial support that it was not previously contractually required to provide to the VIEs. Creditors of the VIEs have no recourse to the general credit of the WFOE, which is the primary beneficiary of the VIEs.